EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Equity Tables
Schedule of Equity Method
	Number of shares as of December 31, 2015 and 2014
	Authorized	Issued and outstanding

Common stock, par value $0.001 per share	45,000,000	9,054,000
Preferred stock, par value $0.001 per share	5,000,000	-